UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile I Portfolios

(Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolios. Such offering is made only by the prospectus of the Portfolios, which includes details as to offering price and other information.

Maxim Conservative Profile I Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	40.80%
Fixed Interest Contract	22.29%
International Equity	7.16%
Large-Cap Equity	16.20%
Mid-Cap Equity	7.11%
Short-Term Bond	6.44%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12 - 6/29/12)

Actual	$1,000.00	$1,041.00	$3.06

Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.03

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.61% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile I Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	32.84%
Fixed Interest Contract	21.80%
International Equity	11.15%
Large-Cap Equity	23.10%
Mid-Cap Equity	8.07%
Small-Cap Equity	3.04%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12 - 6/29/12)

Actual	$1,000.00	$1,047.00	$3.28

Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.23

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.64% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile I Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	23.87%
Fixed Interest Contract	15.84%
International Equity	16.16%
Large-Cap Equity	28.02%
Mid-Cap Equity	10.04%
Small-Cap Equity	6.07%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12 - 6/29/12)

Actual	$1,000.00	$1,053.80	$3.49

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.33	$3.44

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.68% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile I Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	17.83%
Fixed Interest Contract	8.88%
International Equity	19.17%
Large-Cap Equity	29.98%
Mid-Cap Equity	16.07%
Small-Cap Equity	8.07%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12 - 6/29/12)

Actual	$1,000.00	$1,059.50	$3.71

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.13	$3.64

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.73% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile I Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
International Equity	27.12%
Large-Cap Equity	36.90%
Mid-Cap Equity	22.97%
Small-Cap Equity	13.01%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12 - 6/29/12)

Actual	$1,000.00	$1,068.70	$4.14

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.73	$4.04

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.80% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.55%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
293,065	Maxim Federated Bond Portfolio Initial Class(a)	$	3,203,199
229,958	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		1,839,666
190,219	Maxim Short Duration Bond Portfolio Initial Class(a)		1,982,077
342,947	Maxim Templeton Global Bond Portfolio Initial Class(a)		3,244,277
341,739	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)		4,268,324

TOTAL BOND MUTUAL FUNDS — 47.24%
(Cost $14,351,101)		$	14,537,543

EQUITY MUTUAL FUNDS
86,490	Maxim American Century Growth Portfolio Initial Class(a)		935,821
84,271	Maxim Goldman Sachs MidCap Value Portfolio Initial Class(a)		886,524
70,439	Maxim Invesco ADR Portfolio Initial Class(a)		733,977
111,760	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		929,845
72,393	Maxim MFS International Growth Portfolio Initial Class(a)		739,136
90,293	Maxim MFS International Value Portfolio Initial Class(a)		731,373

Shares				Value

Equity Mutual Funds — (continued)
151,888		Maxim Putnam Equity Income Portfolio Initial Class(a)	$	1,556,853
102,417		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		1,561,858
23,936		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		417,916
70,968		Putnam Multi-Cap Value Fund A(a)		884,266

TOTAL EQUITY MUTUAL FUNDS— 30.48%
(Cost $8,955,267)			$	9,377,569

Account Balance

FIXED INTEREST CONTRACT
6,861,546	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		6,861,546

TOTAL FIXED INTEREST CONTRACT — 22.30%
(Cost $6,861,546)			$	6,861,546

TOTAL INVESTMENTS — 100.02%
(Cost $30,167,914)			$	30,776,658

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(6,071)

TOTAL NET ASSETS — 100.00%			$	30,770,587

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
384,639	Maxim Federated Bond Portfolio Initial Class(a)	$4,204,107
293,284	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	2,346,273
449,442	Maxim Templeton Global Bond Portfolio Initial Class(a)	4,251,721
373,814	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	4,668,928

TOTAL BOND MUTUAL FUNDS — 32.84%
(Cost $15,330,997)		$15,471,029

EQUITY MUTUAL FUNDS
217,491	Maxim American Century Growth Portfolio Initial Class(a)	2,353,257
144,055	Maxim Goldman Sachs MidCap Value Portfolio Initial Class(a)	1,515,456
168,064	Maxim Invesco ADR Portfolio Initial Class(a)	1,751,225
68,368	Maxim Invesco Small-Cap Value Portfolio Initial Class(a)	715,818
281,833	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	2,344,848
33,770	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	715,924
171,306	Maxim MFS International Growth Portfolio Initial Class(a)	1,749,031

Shares				Value

Equity Mutual Funds — (continued)
216,458		Maxim MFS International Value Portfolio Initial Class(a)	$	1,753,308
301,115		Maxim Putnam Equity Income Portfolio Initial Class(a)		3,086,426
203,095		Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		3,097,206
44,828		Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		782,705
120,933		Putnam Multi-Cap Value Fund A(a)		1,506,830

TOTAL EQUITY MUTUAL FUNDS— 45.37%
(Cost $20,491,202)			$	21,372,034

Account Balance

FIXED INTEREST CONTRACT
10,271,072	(b)	Great-West Life & Annuity Contract(a) 1.70% (c)		10,271,072

TOTAL FIXED INTEREST CONTRACT — 21.81%
(Cost $10,271,072)			$	10,271,072

TOTAL INVESTMENTS — 100.02%
(Cost $46,093,271)			$	47,114,135

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(9,178)

TOTAL NET ASSETS — 100.00%			$	47,104,957

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
881,629	Maxim Federated Bond Portfolio Initial Class(a)	$9,636,206
518,649	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	4,149,192
1,028,753	Maxim Templeton Global Bond Portfolio Initial Class(a)	9,732,001
771,139	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	9,631,525

TOTAL BOND MUTUAL FUNDS — 23.87%
(Cost $32,719,471)		$33,148,924

EQUITY MUTUAL FUNDS
766,818	Maxim American Century Growth Portfolio Initial Class(a)	8,296,975
434,124	Maxim Goldman Sachs MidCap Value Portfolio Initial Class(a)	4,566,982
716,353	Maxim Invesco ADR Portfolio Initial Class(a)	7,464,394
201,008	Maxim Invesco Small-Cap Value Portfolio Initial Class(a)	2,104,551
993,785	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	8,268,296
99,119	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)	2,101,320
731,635	Maxim MFS International Growth Portfolio Initial Class(a)	7,469,989
926,448	Maxim MFS International Value Portfolio Initial Class(a)	7,504,228

Shares		Value

Equity Mutual Funds — (continued)
1,087,695	Maxim Putnam Equity Income Portfolio Initial Class(a)	$11,148,872
211,539	Maxim Small-Cap Growth Portfolio Initial Class(a)	4,224,436
734,055	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	11,194,341
277,654	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	4,847,844
363,805	Putnam Multi-Cap Value Fund A(a)	4,533,014

TOTAL EQUITY MUTUAL FUNDS— 60.30%
(Cost $76,652,870)		$83,725,242

Account Balance

FIXED INTEREST CONTRACT
22,004,914(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	22,004,914

TOTAL FIXED INTEREST CONTRACT — 15.85%
(Cost $22,004,914)		$22,004,914

TOTAL INVESTMENTS — 100.02%
(Cost $131,377,255)		$138,879,080

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(26,930)

TOTAL NET ASSETS — 100.00%		$138,852,150

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
565,814	Maxim Federated Bond Portfolio Initial Class(a)	$	6,184,346
465,712	Maxim Putnam High Yield Bond Portfolio Initial Class(a)		3,725,697
660,038	Maxim Templeton Global Bond Portfolio Initial Class(a)		6,243,961
494,911	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)		6,181,441

TOTAL BOND MUTUAL FUNDS — 17.84%
(Cost $21,921,171)		$	22,335,445

EQUITY MUTUAL FUNDS
749,573	Maxim American Century Growth Portfolio Initial Class(a)		8,110,384
759,711	Maxim Goldman Sachs MidCap Value Portfolio Initial Class(a)		7,992,159
767,448	Maxim Invesco ADR Portfolio Initial Class(a)		7,996,806
300,910	Maxim Invesco Small-Cap Value Portfolio Initial Class(a)		3,150,524
971,640	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		8,084,043
148,921	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		3,157,129
783,406	Maxim MFS International Growth Portfolio Initial Class(a)		7,998,575
988,665	Maxim MFS International Value Portfolio Initial Class(a)		8,008,188

Shares			Value

Equity Mutual Funds — (continued)
1,039,773	Maxim Putnam Equity Income Portfolio Initial Class(a)	$	10,657,671
190,132	Maxim Small-Cap Growth Portfolio Initial Class(a)		3,796,929
701,313	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		10,695,031
239,038	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		4,173,603
638,797	Putnam Multi-Cap Value Fund A(a)		7,959,409

TOTAL EQUITY MUTUAL FUNDS— 73.30%
(Cost $80,302,052)		$	91,780,451

Account Balance

FIXED INTEREST CONTRACT
11,126,119(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		11,126,119

TOTAL FIXED INTEREST CONTRACT — 8.88%
(Cost $11,126,119)		$	11,126,119

TOTAL INVESTMENTS — 100.02%
(Cost $113,349,342)		$	125,242,015

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(24,199)

TOTAL NET ASSETS — 100.00%		$	125,217,816

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
477,030	Maxim American Century Growth Portfolio Initial Class(a)	$	5,161,466
529,699	Maxim Goldman Sachs MidCap Value Portfolio Initial Class(a)		5,572,438
527,978	Maxim Invesco ADR Portfolio Initial Class(a)		5,501,532
232,153	Maxim Invesco Small-Cap Value Portfolio Initial Class(a)		2,430,643
618,787	Maxim Janus Large Cap Growth Portfolio Initial Class(a)		5,148,307
114,904	Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class(a)		2,435,968
540,347	Maxim MFS International Growth Portfolio Initial Class(a)		5,516,939
676,867	Maxim MFS International Value Portfolio Initial Class(a)		5,482,622
591,971	Maxim Putnam Equity Income Portfolio Initial Class(a)		6,067,697

Shares			Value

Equity Mutual Funds — (continued)
152,575	Maxim Small-Cap Growth Portfolio Initial Class(a)		$3,046,916
398,411	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)		6,075,771
162,402	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)		2,835,543
447,179	Putnam Multi-Cap Value Fund A(a)		5,571,852

TOTAL EQUITY MUTUAL FUNDS — 100.02%
(Cost $54,346,841)		$	60,847,694

TOTAL INVESTMENTS — 100.02%
(Cost $54,346,841)		$	60,847,694

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(11,674)

TOTAL NET ASSETS — 100.00%		$	60,836,020

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim Conservative Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio

ASSETS:
Investments at market value, affiliated(a)	$30,776,658	$47,114,135	$138,879,080
Subscriptions receivable	43,746	100,256	176,129

Total Assets	30,820,404	47,214,391	139,055,209

LIABILITIES:
Payable to investment adviser	6,071	9,178	26,930
Redemptions payable	30,006	58,979	77,220
Payable for investments purchased	13,740	41,277	98,909

Total Liabilities	49,817	109,434	203,059

NET ASSETS	$30,770,587	$47,104,957	$138,852,150

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$375,005	$568,413	$1,602,414
Paid-in capital in excess of par	36,638,979	58,171,972	184,726,422
Net unrealized appreciation on investments	608,744	1,020,864	7,501,825
Undistributed net investment income	311,912	571,157	1,705,574
Accumulated net realized loss on investments	(7,164,053)	(13,227,449)	(56,684,085)

TOTAL NET ASSETS	$30,770,587	$47,104,957	$138,852,150

CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	3,750,048	5,684,126	16,024,135

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.21	$8.29	$8.67

(a) Cost of investments, affiliated	$30,167,914	$46,093,271	$131,377,255

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim Moderately Aggressive Profile I Portfolio	Maxim Aggressive Profile I Portfolio

ASSETS:
Investments at market value, affiliated(a)	$125,242,015	$60,847,694
Subscriptions receivable	192,722	125,504

Total Assets	125,434,737	60,973,198

LIABILITIES:
Payable to investment adviser	24,199	11,673
Redemptions payable	28,839	7,530
Payable for investments purchased	163,883	117,975

Total Liabilities	216,921	137,178

NET ASSETS	$125,217,816	$60,836,020

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,459,544	$700,204
Paid-in capital in excess of par	181,758,264	89,531,168
Net unrealized appreciation on investments	11,892,673	6,500,853
Undistributed (Overdistributed) net investment income	398,874	(5,699)
Accumulated net realized loss on investments	(70,291,539)	(35,890,506)

TOTAL NET ASSETS	$125,217,816	$60,836,020

CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	14,595,436	7,002,038

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.58	$8.69

(a) Cost of investments, affiliated	$113,349,342	$54,346,841

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim Conservative Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio

INVESTMENT INCOME:
Interest, affiliated	$58,481	$87,634	$209,431
Dividends, affiliated	226,214	278,361	693,937

Total Income	284,695	365,995	903,368

EXPENSES:
Management fees	38,365	58,788	193,171

Total Expenses	38,365	58,788	193,171

NET INVESTMENT INCOME	246,330	307,207	710,197

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	240,459	569,641	8,702,678
Change in net unrealized appreciation on investments	769,433	1,345,027	607,843

Net Realized and Unrealized Gain on Investments	1,009,892	1,914,668	9,310,521

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,256,222	$2,221,875	$10,020,718

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim Moderately Aggressive Profile I Portfolio	Maxim Aggressive Profile I Portfolio

INVESTMENT INCOME:
Interest, affiliated	$96,879	$–
Dividends, affiliated	543,109	134,433

Total Income	639,988	134,433

EXPENSES:
Management fees	158,512	78,493

Total Expenses	158,512	78,493

NET INVESTMENT INCOME	481,476	55,940

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	3,879,093	2,532,965
Change in net unrealized appreciation on investments	3,187,161	1,938,673

Net Realized and Unrealized Gain on Investments	7,066,254	4,471,638

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,547,730	$4,527,578

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Conservative Profile I Portfolio

OPERATIONS:
Net investment income	$246,330	$805,136
Net realized gain on investments, affiliated	240,459	1,192,106
Capital gain distributions received, affiliated	–	380,447
Change in net unrealized appreciation (depreciation) on investments	769,433	(2,080,153)

Net Increase in Net Assets Resulting from Operations	1,256,222	297,536

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(59,119)
From net investment income	(244,790)	(726,873)
From net realized gains	–	(1,187,168)

Total Distributions	(244,790)	(1,973,160)

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,614,147	11,335,791
Shares issued in reinvestment of distributions	244,790	1,973,160
Shares redeemed	(7,135,357)	(7,695,351)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,276,420)	5,613,600

Total Increase (Decrease) in Net Assets	(1,264,988)	3,937,976

NET ASSETS:
Beginning of period	32,035,575	28,097,599

End of period (a)	$30,770,587	$32,035,575

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	561,574	1,349,204
Shares issued in reinvestment of distributions	30,221	245,213
Shares redeemed	(869,871)	(917,871)

Net Increase (Decrease)	(278,076)	676,546

(a) Including undistributed net investment income:	$311,912	$310,372

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Moderately Conservative Profile I Portfolio

OPERATIONS:
Net investment income	$307,207	$1,044,660
Net realized gain on investments, affiliated	569,641	2,153,570
Capital gain distributions received, affiliated	–	937,958
Change in net unrealized appreciation (depreciation) on investments	1,345,027	(4,196,745)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,221,875	(60,557)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(305,014)	(816,203)
From net realized gains	–	(2,800,579)

Total Distributions	(305,014)	(3,616,782)

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,938,745	16,359,524
Shares issued in reinvestment of distributions	305,014	3,616,782
Shares redeemed	(8,821,145)	(11,825,461)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,577,386)	8,150,845

Total Increase (Decrease) in Net Assets	(1,660,525)	4,473,506

NET ASSETS:
Beginning of period	48,765,482	44,291,976

End of period (a)	$47,104,957	$48,765,482

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	593,258	1,909,030
Shares issued in reinvestment of distributions	37,471	448,971
Shares redeemed	(1,067,487)	(1,374,004)

Net Increase (Decrease)	(436,758)	983,997

(a) Including undistributed net investment income:	$571,157	$568,964

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Moderate Profile I Portfolio

OPERATIONS:
Net investment income	$710,197	$3,311,138
Net realized gain on investments, affiliated	8,702,678	11,185,805
Capital gain distributions received, affiliated	–	4,306,843
Change in net unrealized appreciation (depreciation) on investments	607,843	(20,982,500)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,020,718	(2,178,714)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(708,710)	(2,664,610)
From net realized gains	–	(14,012,288)

Total Distributions	(708,710)	(16,676,898)

CAPITAL SHARE TRANSACTIONS:
Shares sold	11,006,304	29,127,533
Shares issued in reinvestment of distributions	708,710	16,676,898
Shares redeemed	(60,437,385)	(30,698,272)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(48,722,371)	15,106,159

Total Decrease in Net Assets	(39,410,363)	(3,749,453)

NET ASSETS:
Beginning of period	178,262,513	182,011,966

End of period (a)	$138,852,150	$178,262,513

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,262,414	3,157,600
Shares issued in reinvestment of distributions	83,673	1,993,224
Shares redeemed	(6,872,885)	(3,324,779)

Net Increase (Decrease)	(5,526,798)	1,826,045

(a) Including undistributed net investment income:	$1,705,574	$1,704,087

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Moderately Aggressive Profile I Portfolio

OPERATIONS:
Net investment income	$481,476	$2,108,894
Net realized gain on investments, affiliated	3,879,093	9,146,233
Capital gain distributions received, affiliated	–	3,488,598
Change in net unrealized appreciation (depreciation) on investments	3,187,161	(17,769,670)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,547,730	(3,025,945)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(17,168)
From net investment income	(486,049)	(1,978,027)
From net realized gains	–	(10,356,345)

Total Distributions	(486,049)	(12,351,540)

CAPITAL SHARE TRANSACTIONS:
Shares sold	8,573,946	25,465,950
Shares issued in reinvestment of distributions	486,049	12,351,540
Shares redeemed	(23,716,271)	(27,791,176)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(14,656,276)	10,026,314

Total Decrease in Net Assets	(7,594,595)	(5,351,171)

NET ASSETS:
Beginning of period	132,812,411	138,163,582

End of period (a)	$125,217,816	$132,812,411

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	992,400	2,789,774
Shares issued in reinvestment of distributions	58,209	1,503,647
Shares redeemed	(2,785,441)	(3,062,388)

Net Increase (Decrease)	(1,734,832)	1,231,033

(a) Including undistributed net investment income:	$398,874	$403,447

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Aggressive Profile I Portfolio

OPERATIONS:
Net investment income	$55,940	$536,913
Net realized gain on investments, affiliated	2,532,965	3,090,165
Capital gain distributions received, affiliated	–	2,230,187
Change in net unrealized appreciation (depreciation) on investments	1,938,673	(9,066,959)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,527,578	(3,209,694)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(5,874)
From net investment income	(61,639)	(536,913)
From net realized gains	–	(4,234,539)

Total Distributions	(61,639)	(4,777,326)

CAPITAL SHARE TRANSACTIONS:
Shares sold	5,796,746	15,411,952
Shares issued in reinvestment of distributions	61,639	4,777,326
Shares redeemed	(14,433,372)	(15,771,242)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,574,987)	4,418,036

Total Decrease in Net Assets	(4,109,048)	(3,568,984)

NET ASSETS:
Beginning of period	64,945,068	68,514,052

End of period (a)	$60,836,020	$64,945,068

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	661,702	1,686,511
Shares issued in reinvestment of distributions	7,355	586,151
Shares redeemed	(1,649,695)	(1,741,816)

Net Increase (Decrease)	(980,638)	530,846

(a) Including (overdistributed) net investment income:	$(5,699)	$0

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Conservative Profile I Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$7.95		$8.38	$9.39	$8.18	$10.11	$10.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.18	0.20	0.25	0.37	0.31
Capital gain distributions received	–		0.09	0.03	0.02	0.15	0.22
Net realized and unrealized gain (loss)	0.25		(0.19)	0.57	1.37	(1.88)	0.01

Total (Loss) From Investment Operations	0.33		0.08	0.80	1.64	(1.36)	0.54

LESS DISTRIBUTIONS:
From return of capital	–		(0.01)	–	–	–	–
From net investment income	(0.07)		(0.17)	(0.20)	(0.26)	(0.36)	(0.31)
From net realized gains	–		(0.33)	(1.61)	(0.17)	(0.21)	(0.42)

Total Distributions	(0.07)		(0.51)	(1.81)	(0.43)	(0.57)	(0.73)

NET ASSET VALUE, END OF PERIOD	$8.21		$7.95	$8.38	$9.39	$8.18	$10.11

TOTAL RETURN(a)	4.10%	(b)	1.06%	8.73%	20.39%	(13.77%)	5.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$30,771		$32,036	$28,098	$52,967	$48,158	$49,412
Ratio of expenses to average net assets(c)	0.25%	(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.60%	(d)	2.62%	2.00%	2.67%	4.03%	3.10%
Portfolio turnover rate	12%	(b)	29%	40%	33%	44%	21%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the underlying investments in which the Portfolio invests.
(d)	Annualized.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Moderately Conservative Profile I Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$7.97		$8.62	$9.15	$7.83	$10.25	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.18	0.15	0.17	0.29	0.26
Capital gain distributions received	–		0.15	0.04	0.02	0.21	0.37
Net realized and unrealized gain (loss)	0.31		(0.34)	0.71	1.52	(2.30)	0.03

Total (Loss) From Investment Operations	0.37		(0.01)	0.90	1.71	(1.80)	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.15)	(0.15)	(0.18)	(0.28)	(0.26)
From net realized gains	–		(0.49)	(1.28)	(0.21)	(0.34)	(0.62)

Total Distributions	(0.05)		(0.64)	(1.43)	(0.39)	(0.62)	(0.88)

NET ASSET VALUE, END OF PERIOD	$8.29		$7.97	$8.62	$9.15	$7.83	$10.25

TOTAL RETURN(a)	4.70%	(b)	(0.07%)	10.04%	22.09%	(18.11%)	6.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$47,105		$48,765	$44,292	$70,893	$58,249	$68,748
Ratio of expenses to average net assets(c)	0.25%	(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.31%	(d)	2.26%	1.51%	1.96%	3.07%	2.57%
Portfolio turnover rate	9%	(b)	35%	43%	31%	48%	20%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the underlying investments in which the Portfolio invests.
(d)	Annualized.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Moderate Profile I Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.27		$9.23	$9.17	$7.68	$10.88	$11.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.16	0.12	0.13	0.25	0.25
Capital gain distributions received	–		0.20	0.05	0.03	0.27	0.50
Net realized and unrealized gain (loss)	0.37		(0.48)	0.87	1.69	(2.96)	0.02

Total (Loss) From Investment Operations	0.44		(0.12)	1.04	1.85	(2.44)	0.77

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.13)	(0.12)	(0.14)	(0.25)	(0.24)
From net realized gains	–		(0.71)	(0.86)	(0.22)	(0.51)	(0.75)

Total Distributions	(0.04)		(0.84)	(0.98)	(0.36)	(0.76)	(0.99)

NET ASSET VALUE, END OF PERIOD	$8.67		$8.27	$9.23	$9.17	$7.68	$10.88

TOTAL RETURN(a)	5.38%	(b)	(1.26%)	11.54%	24.43%	(23.29%)	7.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$138,852		$178,263	$182,012	$294,910	$240,361	$308,070
Ratio of expenses to average net assets(c)	0.25%	(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.92%	(d)	1.82%	1.21%	1.54%	2.63%	2.27%
Portfolio turnover rate	6%	(b)	32%	32%	26%	48%	14%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the underlying investments in which the Portfolio invests.
(d)	Annualized.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011		2010	2009	2008	2007
Maxim Moderately Aggressive Profile I Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.13		$9.15		$8.85	$7.14	$11.13	$11.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.13		0.11	0.12	0.23	0.25
Capital gain distributions received	–		0.21		0.05	0.02	0.28	0.58
Net realized and unrealized gain (loss)	0.45		(0.54)		0.99	1.88	(3.74)	(0.03)

Total (Loss) From Investment Operations	0.48		(0.20)		1.15	2.02	(3.23)	0.80

LESS DISTRIBUTIONS:
From return of capital	–		(0.00)	(a)	–	–	–	–
From net investment income	(0.03)		(0.12)		(0.11)	(0.13)	(0.23)	(0.24)
From net realized gains	–		(0.70)		(0.74)	(0.18)	(0.53)	(0.90)

Total Distributions	(0.03)		(0.82)		(0.85)	(0.31)	(0.76)	(1.14)

NET ASSET VALUE, END OF PERIOD	$8.58		$8.13		$9.15	$8.85	$7.14	$11.13

TOTAL RETURN(b)	5.95%	(c)	(2.16%)		13.16%	28.58%	(30.24%)	7.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$125,218		$132,812		$138,164	$275,109	$214,134	$297,817
Ratio of expenses to average net assets(d)	0.25%	(e)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.76%	(e)	1.52%		1.08%	1.47%	2.48%	2.20%
Portfolio turnover rate	6%	(c)	35%		27%	24%	52%	19%

(a)	The distribution from return of capital was less than $0.01 per share.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011		2010	2009	2008	2007
Maxim Aggressive Profile I Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.14		$9.19		$8.18	$6.29	$11.48	$11.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.09		0.06	0.06	0.07	0.13
Capital gain distributions received	–		0.28		0.06	0.02	0.31	0.83
Net realized and unrealized gain (loss)	0.55		(0.78)		1.15	1.98	(4.74)	(0.14)

Total (Loss) From Investment Operations	0.56		(0.41)		1.27	2.06	(4.36)	0.82

LESS DISTRIBUTIONS:
From return of capital	–		(0.00)	(a)	–	–	–	–
From net investment income	(0.01)		(0.09)		(0.06)	(0.06)	(0.07)	(0.13)
From net realized gains	–		(0.55)		(0.20)	(0.11)	(0.76)	(1.20)

Total Distributions	(0.01)		(0.64)		(0.26)	(0.17)	(0.83)	(1.33)

NET ASSET VALUE, END OF PERIOD	$8.69		$8.14		$9.19	$8.18	$6.29	$11.48

TOTAL RETURN(b)	6.87%	(c)	(4.41%)		15.55%	33.01%	(40.04%)	7.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$60,836		$64,945		$68,514	$115,560	$84,904	$134,715
Ratio of expenses to average net assets(d)	0.25%	(e)	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.18%	(e)	0.78%		0.57%	0.68%	0.79%	1.18%
Portfolio turnover rate	6%	(c)	35%		29%	23%	54%	11%

(a)	The distribution from return of capital was less than $0.01 per share.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Conservative Profile I, Maxim Moderately Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Aggressive Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio and to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Portfolios offer two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each Portfolio by the number of issued and outstanding shares of each Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between levels as of the beginning of the reporting period.

Maxim Conservative Profile I Portfolio

		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	14,537,543	$	—	$	—	$	14,537,543
Equity Mutual Funds		9,377,569		—		—		9,377,569
Fixed Interest Contract		—		—		6,861,546		6,861,546

Total Investments	$	23,915,112	$	0	$	6,861,546	$	30,776,658

Maxim Moderately Conservative Profile I Portfolio
		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	15,471,029	$	—	$	—	$	15,471,029
Equity Mutual Funds		21,372,034		—		—		21,372,034
Fixed Interest Contract		—		—		10,271,072		10,271,072

Total Investments	$	36,843,063	$	0	$	10,271,072	$	47,114,135

Maxim Moderate Profile I Portfolio
		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	33,148,924	$	—	$	—	$	33,148,924
Equity Mutual Funds		83,725,242		—		—		83,725,242
Fixed Interest Contract		—		—		22,004,914		22,004,914

Total Investments	$	116,874,166	$	0	$	22,004,914	$	138,879,080

Maxim Moderately Aggressive Profile I Portfolio
		Level 1		Level 2		Level 3		Total
Assets
Bond Mutual Funds	$	22,335,445	$	—	$	—	$	22,335,445
Equity Mutual Funds		91,780,451		—		—		91,780,451
Fixed Interest Contract		—		—		11,126,119		11,126,119

Total Investments	$	114,115,896	$	0	$	11,126,119	$	125,242,015

Maxim Aggressive Profile I Portfolio
		Level 1		Level 2		Level 3		Total
Assets
Equity Mutual Funds	$	60,847,694	$	—	$	—	$	60,847,694

Total Investments	$	60,847,694	$	0	$	0	$	60,847,694

The following is a reconciliation of change in Level 3 assets during the period ended June 29, 2012:

	Maxim Conservative Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio
Beginning Balance, January 1, 2012	$7,200,794	$10,697,085	$28,387,214
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to instruments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to instruments still held at reporting date	–	–	–
Total interest	58,481	87,634	209,431
Purchases	640,804	894,990	1,773,534
Sales	(1,038,533)	(1,408,636)	(8,365,265)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, June 29, 2012	$6,861,546	$10,271,072	$22,004,914

	Maxim Moderately Aggressive Profile I Portfolio
Beginning Balance, January 1, 2012	$11,892,473
Total realized gains (loss)	–
Total unrealized gain (loss) relating to instruments not held at reporting date	–
Total unrealized gain (loss) relating to instruments still held at reporting date	–
Total interest	96,879
Purchases	1,133,009
Sales	(1,996,242)
Transfers into Level 3	–
Transfers out of Level 3	–

Ending Balance, June 29, 2012	$11,126,119

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Portfolios consider the credit risk input to be an unobservable input. As of June 29, 2012, the input to the internal model related to credit risk was not significant to the fair value measurement. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates.

Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Portfolios may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2001. The statute of limitations on the Portfolios State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolios adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Portfolios or the results of their operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Fund permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the period ended June 29, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended June 29, 2012, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Conservative Profile I Portfolio

Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Market Value 6/29/2012

Great-West Life & Annuity Contract	6,861,546	$ 7,200,794	$ 640,804	$ 1,038,533	$	—	$	58,481	$	6,861,546
Maxim American Century Growth Portfolio Initial Class	86,490	955,268	119,567	220,862		13,120		2,012		935,821
Maxim Federated Bond Portfolio Initial Class	293,065	3,371,751	337,163	500,232		54,142		40,131		3,203,199
Maxim Goldman Sachs MidCap Value Portfolio Initial Class	84,271	900,462	123,849	139,788		68,493		3,000		886,524
Maxim Invesco ADR Portfolio Initial Class	70,439	751,048	161,915	202,327		(22,529)		—		733,977
Maxim Janus Large Cap Growth Portfolio Initial Class	111,760	977,668	126,377	393,832		(102,020)		—		929,845
Maxim MFS International Growth Portfolio Initial Class	72,393	751,960	142,473	200,265		6,398		—		739,136
Maxim MFS International Value Portfolio Initial Class	90,293	749,779	93,123	146,014		12,347		—		731,373
Maxim Putnam Equity Income Portfolio Initial Class	151,888	1,593,451	255,113	371,597		14,531		10,317		1,556,853
Maxim Putnam High Yield Bond Portfolio Initial Class	229,958	1,927,275	143,195	289,972		17,335		49,007		1,839,666
Maxim Short Duration Bond Portfolio Initial Class	190,219	2,082,424	197,874	301,526		18,350		17,871		1,982,077
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	102,417	1,595,379	219,205	309,279		60,422		14,879		1,561,858
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	23,936	430,491	55,291	93,658		7,291		—		417,916
Maxim Templeton Global Bond Portfolio Initial Class	342,947	3,363,870	309,464	556,294		26,945		32,230		3,244,277
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	341,739	4,491,031	500,212	741,189		6,112		56,767		4,268,324
Putnam Multi-Cap Value Fund A	70,968	899,806	151,999	165,968		59,522		—		884,266

					$	240,459	$	284,695	$	30,776,658

See notes to financial statements.
Semi-Annual Report - June 29, 2012

Maxim Moderately Conservative Profile I Portfolio

Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Market Value 6/29/2012

Great-West Life & Annuity Contract	10,271,072	$ 10,697,085	$ 894,990	$ 1,408,636	$	—	$	87,634	$	10,271,072
Maxim American Century Growth Portfolio Initial Class	217,491	2,435,482	155,721	450,198		22,490		5,009		2,353,257
Maxim Federated Bond Portfolio Initial Class	384,639	4,386,701	434,905	641,433		41,385		51,840		4,204,107
Maxim Goldman Sachs MidCap Value Portfolio Initial Class	144,055	1,545,891	127,648	180,068		94,516		5,035		1,515,456
Maxim Invesco ADR Portfolio Initial Class	168,064	1,794,892	266,804	256,838		49,012		—		1,751,225
Maxim Invesco Small-Cap Value Portfolio Initial Class	68,368	728,084	72,133	112,326		33,341		1,182		715,818
Maxim Janus Large Cap Growth Portfolio Initial Class	281,833	2,482,130	166,678	781,048		(184,839)		—		2,344,848
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	33,770	728,204	71,625	93,739		35,112		1,609		715,924
Maxim MFS International Growth Portfolio Initial Class	171,306	1,800,934	212,494	291,831		88,039		—		1,749,031
Maxim MFS International Value Portfolio Initial Class	216,458	1,796,670	131,591	168,572		114,535		—		1,753,308
Maxim Putnam Equity Income Portfolio Initial Class	301,115	3,175,341	333,583	579,778		20,009		20,023		3,086,426
Maxim Putnam High Yield Bond Portfolio Initial Class	293,284	2,438,538	164,966	327,048		27,833		61,834		2,346,273
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	203,095	3,170,287	251,303	466,992		81,580		28,958		3,097,206
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	44,828	812,466	62,815	122,080		30,797		—		782,705
Maxim Templeton Global Bond Portfolio Initial Class	449,442	4,372,281	276,834	567,420		28,500		41,796		4,251,721
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	373,814	4,871,478	522,554	747,169		6,633		61,075		4,668,928
Putnam Multi-Cap Value Fund A	120,933	1,539,202	168,210	213,871		80,698		—		1,506,830

					$	569,641	$	365,995	$	47,114,135

See notes to financial statements.
Semi-Annual Report - June 29, 2012

Maxim Moderate Profile I Portfolio

Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Market Value 6/29/2012

Great-West Life & Annuity Contract	22,004,914	$ 28,387,214	$ 1,773,534	$ 8,365,265	$	—	$	209,431	$	22,004,914
Maxim American Century Growth Portfolio Initial Class	766,818	10,684,489	273,360	3,497,080		282,028		17,629		8,296,975
Maxim Federated Bond Portfolio Initial Class	881,629	12,456,352	983,951	3,630,109		349,560		132,179		9,636,206
Maxim Goldman Sachs MidCap Value Portfolio Initial Class	434,124	5,821,244	215,774	930,542		1,014,159		15,170		4,566,982
Maxim Invesco ADR Portfolio Initial Class	716,353	9,534,905	823,243	2,337,179		663,675		—		7,464,394
Maxim Invesco Small-Cap Value Portfolio Initial Class	201,008	2,659,459	109,300	649,408		252,707		3,471		2,104,551
Maxim Janus Large Cap Growth Portfolio Initial Class	993,785	10,708,842	355,569	5,474,468		(1,306,944)		—		8,268,296
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	99,119	2,666,965	121,231	545,084		331,282		4,734		2,101,320
Maxim MFS International Growth Portfolio Initial Class	731,635	9,580,247	559,517	2,152,863		1,243,297		—		7,469,989
Maxim MFS International Value Portfolio Initial Class	926,448	9,582,646	297,595	1,886,516		1,099,070		—		7,504,228
Maxim Putnam Equity Income Portfolio Initial Class	1,087,695	14,355,224	717,446	4,594,323		267,920		71,836		11,148,872
Maxim Putnam High Yield Bond Portfolio Initial Class	518,649	5,359,138	254,792	1,470,246		219,195		108,713		4,149,192
Maxim Small-Cap Growth Portfolio Initial Class	211,539	5,300,000	265,914	1,478,974		313,842		—		4,224,436
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	734,055	14,327,946	446,053	3,256,001		1,415,735		103,810		11,194,341
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	277,654	6,235,511	185,893	1,062,503		1,027,389		—		4,847,844
Maxim Templeton Global Bond Portfolio Initial Class	1,028,753	12,408,607	453,963	3,341,430		381,364		94,792		9,732,001
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	771,139	12,449,050	1,068,328	3,873,101		67,725		141,603		9,631,525
Putnam Multi-Cap Value Fund A	363,805	5,782,371	309,020	907,796		1,080,674		—		4,533,014

					$	8,702,678	$	903,368	$	138,879,080

See notes to financial statements.
Semi-Annual Report - June 29, 2012

Maxim Moderately Aggressive Profile I Portfolio

Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Market Value 6/29/2012

Great-West Life & Annuity Contract	11,126,119	$ 11,892,473	$ 1,133,009	$ 1,996,242	$	—	$	96,879	$	11,126,119
Maxim American Century Growth Portfolio Initial Class	749,573	8,627,831	180,820	1,461,648		61,622		17,159		8,110,384
Maxim Federated Bond Portfolio Initial Class	565,814	6,629,346	721,111	1,174,571		89,372		77,361		6,184,346
Maxim Goldman Sachs MidCap Value Portfolio Initial Class	759,711	8,410,038	236,534	609,159		664,811		26,550		7,992,159
Maxim Invesco ADR Portfolio Initial Class	767,448	8,441,842	787,582	916,271		286,808		—		7,996,806
Maxim Invesco Small-Cap Value Portfolio Initial Class	300,910	3,299,282	109,141	297,177		232,234		5,197		3,150,524
Maxim Janus Large Cap Growth Portfolio Initial Class	971,640	8,689,928	205,010	2,542,724		(709,456)		—		8,084,043
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	148,921	3,303,080	145,928	249,302		242,614		7,071		3,157,129
Maxim MFS International Growth Portfolio Initial Class	783,406	8,480,499	480,728	1,017,070		477,730		—		7,998,575
Maxim MFS International Value Portfolio Initial Class	988,665	8,481,489	217,761	818,477		370,310		—		8,008,188
Maxim Putnam Equity Income Portfolio Initial Class	1,039,773	11,310,856	546,772	1,772,088		47,314		68,969		10,657,671
Maxim Putnam High Yield Bond Portfolio Initial Class	465,712	3,986,457	322,291	678,856		63,458		97,890		3,725,697
Maxim Small-Cap Growth Portfolio Initial Class	190,132	3,950,330	220,900	392,662		284,468		—		3,796,929
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	701,313	11,304,225	285,622	1,129,863		548,996		99,682		10,695,031
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	239,038	4,439,151	133,030	404,238		320,742		—		4,173,603
Maxim Templeton Global Bond Portfolio Initial Class	660,038	6,596,656	372,962	914,369		105,351		61,057		6,243,961
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	494,911	6,624,695	778,482	1,243,850		17,319		82,173		6,181,441
Putnam Multi-Cap Value Fund A	638,797	8,372,336	454,280	595,936		775,400		—		7,959,409

					$	3,879,093	$	639,988	$	125,242,015

See notes to financial statements.
Semi-Annual Report - June 29, 2012

Maxim Aggressive Profile I Portfolio

Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)		Dividends Received		Market Value 6/29/2012

Maxim American Century Growth Portfolio Initial Class	477,030	$ 5,507,713	$ 212,869	$ 1,039,597	$	66,763	$	10,836	$	5,161,466
Maxim Goldman Sachs MidCap Value Portfolio Initial Class	529,699	5,945,546	233,243	993,637		64,962		18,518		5,572,438
Maxim Invesco ADR Portfolio Initial Class	527,978	5,852,054	581,301	788,901		124,658		—		5,501,532
Maxim Invesco Small-Cap Value Portfolio Initial Class	232,153	2,585,955	137,842	324,717		186,102		4,010		2,430,643
Maxim Janus Large Cap Growth Portfolio Initial Class	618,787	5,547,827	252,116	1,831,459		(506,051)		—		5,148,307
Maxim Loomis Sayles Small-Cap Value Portfolio Initial Class	114,904	2,586,426	149,200	251,714		210,699		5,468		2,435,968
Maxim MFS International Growth Portfolio Initial Class	540,347	5,871,066	442,058	845,188		338,156		—		5,516,939
Maxim MFS International Value Portfolio Initial Class	676,867	5,885,200	274,015	631,560		402,742		—		5,482,622
Maxim Putnam Equity Income Portfolio Initial Class	591,971	6,497,237	322,761	1,076,359		43,940		39,101		6,067,697
Maxim Small-Cap Growth Portfolio Initial Class	152,575	3,223,847	198,704	347,052		281,954		—		3,046,916
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	398,411	6,492,814	257,849	644,753		494,741		56,500		6,075,771
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	162,402	3,029,264	125,534	318,879		230,816		—		2,835,543
Putnam Multi-Cap Value Fund A	447,179	5,933,787	348,819	492,210		593,483		—		5,571,852

					$	2,532,965	$	134,433	$	60,847,694

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim Conservative Profile I Portfolio	$3,577,623	$5,911,794
Maxim Moderately Conservative Profile I Portfolio	4,314,853	7,978,686
Maxim Moderate Profile I Portfolio	9,214,484	58,155,564
Maxim Moderately Aggressive Profile I Portfolio	7,331,963	22,093,596
Maxim Aggressive Profile I Portfolio	3,536,310	12,118,990

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 29, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Maxim Conservative Profile I Portfolio	$30,472,956	$886,898	$(583,196)	$303,702
Maxim Moderately Conservative Profile I Portfolio	46,281,201	1,786,854	(953,920)	832,934
Maxim Moderate Profile I Portfolio	132,348,209	9,725,736	(3,194,865)	6,530,871
Maxim Moderately Aggressive Profile I Portfolio	114,745,051	14,444,923	(3,947,959)	10,496,964
Maxim Aggressive Profile I Portfolio	55,593,826	8,251,936	(2,998,068)	5,253,868

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions,

See notes to financial statements.
Semi-Annual Report - June 29, 2012

the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

See notes to financial statements.
Semi-Annual Report - June 29, 2012

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Maxim Aggressive Profile I Portfolio, Maxim Moderately Aggressive Profile I Portfolio, Maxim Moderate Profile I Portfolio, Maxim Moderately Conservative Profile I Portfolio and Maxim Conservative Profile I Portfolio (collectively, the “Portfolios”) in accordance with their investment objectives, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM. Among other things, the Board considered MCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as MCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of MCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of MCM’s communications with the Board, as well MCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM.

Investment Performance

The Board considered the investment performance of the Portfolios. The Board reviewed performance information for the Portfolios as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolios, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. For the Maxim Aggressive Profile I Portfolio, the Board noted that, although the Portfolio underperformed its peer group for the one- and five-year annualized periods, it outperformed its peer group for the three- and ten-year annualized periods. For the Maxim Moderately Aggressive Profile I Portfolio, the Board noted that the Portfolio outperformed its peer group for each of the one-, three-, five- and ten- year annualized periods. For the Maxim Moderate Profile I Portfolio, the Board noted that, although the Portfolio underperformed its peer group for the one- and three- year annualized periods, the Portfolio outperformed its peer group for the five- and ten-year annualized periods. For the Maxim Moderately Conservative Profile I Portfolio, the Board noted that, although the Portfolio underperformed its peer group for the three-year annualized period, it outperformed its peer group for the one-, five- and ten-year annualized periods. For the Maxim Conservative Profile I Portfolio, the Board noted that, although the Portfolio underperformed its peer group for the one- and three- year annualized periods, it outperformed its peer group for the five- and ten- year annualized periods. The Board determined that it was satisfied with the investment performance of the Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios. In evaluating the management fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees or lower than the fees paid by similar funds. The Board also noted that the total annual operating expense ratios of the Portfolios were generally comparable or higher than the annual expense ratios of similar funds but considered that the smaller size of the Portfolios impacted the Portfolios’ expense ratios.

The Board also considered the overall financial soundness of MCM and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Portfolios, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM from its relationship with the Portfolios as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolios by an affiliate of MCM. The Board took into account the fact that the Portfolios are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management fees were reasonable, taking into account any ancillary benefits derived by MCM.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not	required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers Chief Financial Officer and Treasurer

Date:	August 28, 2012